As filed with the Securities and Exchange Commission
on November 12, 1998
	Securities Act Registration No. 33 -43446
	Investment Company Act Registration No. 811-
6444


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
1933
	Pre-Effective Amendment No.		[   ]
	Post-Effective Amendment No.    21     		[X]

and/or
REGISTRATION STATEMENT UNDER
	THE INVESTMENT COMPANY ACT OF 1940	[   ]
    AMENDMENT NO. 21
	__________________			[   ]
Smith Barney Investment Trust
(a Massachusetts Business Trust)
(Exact Name of Registrant as Specified in Charter)
388 Greenwich Street
New York, New York  10013
(Address of Principal Executive Offices)
(212) 816-6474
(Registrants Telephone Number, including Area Code)
Christina T. Sydor, Secretary
Smith Barney Investment Trust
388 Greenwich Street
New York, New York  10013
(Name and Address of Agent for Service)
_____________________
Copies to:

Burton M. Leibert, Esq.
Willkie Farr & Gallagher
787 Seventh Avenue
New York, New York  10019-6099

_______________

Approximate Date of Proposed Public Offering:
Continuous.
It is proposed that this filing will become effective
(check appropriate box):
[ ]	Immediately upon filing pursuant to [  ]
[X]	On November 12, 1998 pursuant to paragraph (b)
	of Rule 485
[  ]	60 days after filing pursuant to	[  ]
	On (date) pursuant to
	paragraph (a)(1)	paragraph (a)(1)
[  ]	75 days after filing pursuant to	[  ]
	On (date) pursuant to
	paragraph (a)(2)paragraph (a)(2) of
rule 485
If appropriate, check the following box:
[  ]	This post-effective amendment designates
a new effective date for a previously filed post effective amendment.

Title of Securities Being Registered:  Shares of
Beneficial Interest

SMITH BARNEY INVESTMENT TRUST

FORM  N-1A


CONTENTS OF REGISTRATION STATEMENT

Front Cover

Contents Page

Cross Reference Sheet


Part A:
PROSPECTUS

Part B:
STATEMENT OF ADDITIONAL INFORMATION

Part C:	Other Information

SMITH BARNEY INVESTMENT TRUST

FORM N-1A

CROSS-REFERENCE SHEET
PURSUANT TO RULE 495(b)

Part A Item No.

Prospectus Caption

1.  Cover Page
Cover Page

2.  Synopsis
Table of Contents

3.  Financial Highlights
The Fund's Expenses

4.  General Description of
Registrant

Cover Page;
Investment Objective and Management Policies;
Additional Information

5.  Management of the Fund
Management of the Trust and the
Fund; Distributor; Additional
Information; Annual Report

6.  Capital Stock and Other
Securities
Investment Objective and
Management Policies; Dividends,
Distributions and Taxes;
Additional Information

7.  Purchase of Securities Being
Offered
Purchase, Exchange and Redemption
of Shares; Valuation of
Shares; Distributor;
Additional Information

8.  Redemption or Repurchase
Purchase, Exchange and Redemption
of Shares

9.  Pending Legal Proceedings
Not applicable

Part B Item No.
Statement of Additional
Information Caption

10.  Cover Page
Cover Page

11.  Table of Contents
Table of Contents

12.  General Information and
History
Distributor; Additional
Information

13.  Investment Objective and
Policies
Investment Objectives and
Management Policies

14.  Management of the Fund
Management of the Trust and the
Fund; Distributor

15.  Control Persons and Principal
Holders of Securities
Management of the Trust and the
Fund

16.  Investment Advisory and Other
Services
Management of the Trust and the
Fund; Distributor

17.  Brokerage Allocation and Other
Services
Investment Objectives and
Management Policies; Distributor

18.  Capital Stock and Other
Securities
Investment Objectives and
Management Policies; Purchase of
Shares; Redemption of Shares;
Taxes

19.  Purchase, Redemption and
Pricing of Securities Being Offered
Purchase of Shares; Redemption of
Shares; Valuation of Shares;
Distributor; Exchange Privilege

20.  Tax Status
Taxes

21.  Underwriters
Distributor

22.  Calculation of Performance
Data
Performance Data

23.  Financial Statements
Financial Statements

PART A
PROSPECTUS

                                                                    SMITH BARNEY
                                                                           Large
                                                                  Capitalization
                                                                     Growth Fund

                                                        Class Z Shares Only

                                                          NOVEMBER 12, 1998

                                                   PROSPECTUS BEGINS ON PAGE ONE


P R O S P E C T U S

[LOGO] Smith Barney Mutual Funds
       Investing For Your Future.
       Every Day

PROSPECTUS                                              NOVEMBER 12, 1998

Smith Barney Large Capitalization Growth Fund -- Class Z Shares

388 Greenwich Street
New York, New York 10013
1-800-451-2010

  Smith Barney Large Capitalization Growth Fund (the "Fund") is a mutual fund that seeks long-term growth of capital by investing, under normal market condi-tions, 65% of its assets in equity securities of companies with large market capitalizations. The Fund defines large capitalization companies as those com-panies with market capitalizations of $5 billion or more at the time of the Fund's investment.

  The Fund is one of a number of funds, each having distinct investment objec-tives and policies making up the Smith Barney Investment Trust (the "Trust"). The Trust is an open-end management investment company commonly referred to as a mutual fund.

  This Prospectus sets forth concisely certain information about the Fund, including expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.


  The Class Z Shares described in this Prospectus are currently offered exclusively for sale to tax-exempt employee benefit and retirement plans of Salomon Smith Barney Inc. ("Salomon Smith Barney") or any of its affiliates ("Qualified Plans").

  Additional information about the Fund is contained in a Statement of Addi-tional Information, (the "SAI") dated March 30, 1998, as amended or supple-mented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by contacting a Salomon Smith Barney Financial Consultant. The SAI has been filed with the Securities and Exchange Commission (the "SEC") and is incorpo-rated by reference into this Prospectus in its entirety.

CFBDS, INC.
Distributor

MUTUAL MANAGEMENT CORP.
Investment Manager

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


THE FUND'S EXPENSES                             3
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES    4
-------------------------------------------------
VALUATION OF SHARES                             8
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES              8
-------------------------------------------------
PURCHASE, EXCHANGE AND REDEMPTION OF SHARES    10
-------------------------------------------------
PERFORMANCE                                    10
-------------------------------------------------
MANAGEMENT OF THE TRUST AND THE FUND           11
-------------------------------------------------
ADDITIONAL INFORMATION                         12
-------------------------------------------------

--------------------------------------------------------------------------------

  No person has been authorized to give any information or to make any repre-sentations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the distribu-tor. This Prospectus does not constitute an offer by the Fund or the distribu-tor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

--------------------------------------------------------------------------------

THE FUND'S EXPENSES

  The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of Class Z shares of the Fund, based on the Fund's estimated operating expenses.

--------------------------------------------------------------------------------

 ANNUAL FUND OPERATING EXPENSES*

      (as a percentage of aver-
    age net assets)
     Management fees             0.75%
     Other expenses              0.15
--------------------------------------
  TOTAL FUND OPERATING EXPENSES  0.90%

--------------------------------------------------------------------------------

* Annual Fund Operating Expenses have been estimated based on expenses the Fund expects to incur during its fiscal year ending November 30, 1998.

  The nature of the services for which the Fund pays management fees is described under "Management of the Trust and the Fund." "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

  EXAMPLE

  The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase Exchange and Redemption of Shares" and "Management of the Trust and the Fund."

 SMITH BARNEY LARGE CAPITALIZATION
   GROWTH FUND                                    1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------------------------------------------
 An investor would pay the following expenses
 on a $1,000 investment in Class Z shares of
 the Fund, assuming (1) 5.00% annual return and
 (2) redemption at the end of each time period.     $9     $29     $50     $111

--------------------------------------------------------------------------------

  The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE CONSIDERED REPRESENTA-TIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

  The Fund's investment objective is long term growth of capital by investing in equity securities of companies with large market capitalizations. This investment objective may not be changed without the approval of the holders of a majority of the Fund's outstanding shares. There can be no assurance that the Fund's investment objective will be achieved.

  The Fund attempts to achieve its investment objective by investing primarily in equity securities consisting of common stocks which are believed to afford attractive opportunities for investment growth. The core holdings of the Fund are large capitalization companies that are dominant in their industries, global in scope and have a long term history of performance. The Fund normally invests at least 65% of its total assets in these securities. The Fund does have the flexibility, however, to invest the balance in companies with other market capitalizations. The Fund defines large market capitalization companies as those having $5 billion or more at the time of the Fund's investment. Compa-nies whose capitalization falls below this level after purchase will continue to be considered large capitalization companies for purposes of the 65% policy.

  Companies with large market capitalizations typically have a large number of publicly held shares and a high trading volume resulting in a high degree of liquidity. When choosing the Fund's investments, the Fund seeks companies that it expects will demonstrate consistent and sustainable long term growth in earnings per share, strong cash flow, a high return on equity and a quality balance sheet. This method of selecting stocks is based on the belief that a company's earnings growth will eventually translate into growth in the price of its stock. In analyzing securities for investment Mutual Management Corp. ("MMC" or the "Manager") considers many different factors, including past growth records, management capability, future earnings prospects and technolog-ical innovation, as well as general market and economic factors that can influ-ence the price of securities. The value of the Fund's investments, and thus the net asset value of the Fund's shares, will fluctuate in response to changes in market and economic conditions, as well as the financial condition and pros-pects of issuers in which the Fund invests.

  Under normal market conditions, the majority of the Fund's portfolio will consist of common stocks, but it also may contain money market instruments for cash management purposes. The Fund reserves the right, as a defensive measure, to hold money market securities, including repurchase agreements or cash, in such proportions as, in the opinion of management, prevailing market or eco-nomic conditions warrant.

  Further information about the Fund's investment policies, including a list of those restrictions on its investment activities that cannot be changed without shareholder approval, appears in the SAI.

 INVESTMENT STRATEGIES AND TECHNIQUES
  Equity Securities. The Fund will normally invest at least 65% of its assets in equity securities, primarily common stocks and, to a lesser extent, securi-ties convertible into common stock and rights to subscribe for common stock. Common stocks represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

  Short-Term Investments. The Fund may also invest in money market instruments such as: U.S. government securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institu-tions; high-grade commercial paper; and repurchase agreements with respect to such instruments.

  When-Issued Securities and Delayed-Delivery Transactions. In order to secure yields or prices deemed advantageous at the time, the Fund may purchase or sell securities on a when-issued or delayed-delivery basis. The Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions delivery of the securi-ties occurs beyond the normal settlement periods, but no payment or delivery is made by the Fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on those securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The Fund will establish with its custodian a segregated account consisting of cash or equity and debt securities of any grade provided such securities have been determined by the Manager to be liquid and unencumbered pursuant to guidelines established by the Trustees in an amount equal to the amount of its when-issued and delayed-delivery commitments. Placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets.

  Futures Contracts and Options on Futures Contracts. The Fund may enter into transactions in futures contracts and options on futures only (i) for bona fide hedging purposes (as defined in Commodities Futures Trading Commission regula-tions), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions do not exceed 5% of the liq-uidation value of the Fund's assets.

  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The primary purpose of entering into a futures contract by the Fund is to protect the Fund from fluctuations in the value of securities without actually buying or selling the securities. The Fund may enter into futures contracts and options on futures to seek higher investment returns when a futures contract is priced more attractively than stocks comprising a bench-mark index, to facilitate trading or to reduce transaction costs. The Fund will only enter into futures contracts and options on futures contracts that are traded on a domestic exchange and board of trade. Assets committed to futures contracts will be segregated at the Fund's custodian to the extent required by law.

  Among the several risks accompanying the utilization of futures contracts and options on futures contracts are: First, the successful use of futures and options is dependent upon the ability of the Manager to predict correctly movements in the stock market or in the direction of interest rates. These predictions involve skills and techniques that may be different from those involved in the management of investments in securities. If the prices of the underlying commodities move in an unanticipated manner, the Fund may lose the expected benefit of these futures or options transactions and may incur loss-es. Second, positions in futures contracts and options on futures contracts may only be closed out by entering into offsetting transactions on the exchange where the position was entered into (or through a linked exchange), and as a result of daily price fluctuations limits there can be no assurance the offsetting transaction could be entered into at an advantageous price at a particular time. Consequently, the Fund may realize a loss on a futures con-tract or option that is not offset by an increase in the value of its portfo-lio securities that are being hedged or the fund may not be able to close a futures or options position without incurring a loss in the event of adverse price movements.

  Options on Securities, Securities Indexes and Currencies. The Fund may write
(sell) covered put and call options on securities, securities indexes and cur-rencies ("Options") and purchase put and call Options that are traded on for-eign or U.S. securities exchanges and over the counter. The Fund will write such Options for the purpose of increasing its return and/or protecting the value of its portfolio. In particular, where the Fund writes an Option that expires unexercised or is closed out by the Fund at a profit, it will retain the premium paid for the Option, which will increase its gross income and will offset in part the reduced value of a portfolio security in connection with which the Option may have been written or the increased cost of portfolio securities to be acquired. However, the writing of Options constitutes only a partial hedge, up to the amount of the premium, less any transaction costs. In contract, if the price of the security underlying the Option moves adversely to the Fund's position, the Option may be exercised and the Fund will be required to purchase or sell the security at a disadvantageous price, result-ing in losses that may only be partially offset by the amount of the premium. The Fund may also write combinations of put and call Options on the same secu-rity, known as "straddles." Such transactions generate additional premium income but also present increased risk.

  The Fund may purchase put and call Options in anticipation of declines in the value of portfolio securities or increases in the value of securities to be acquired. In the event that the expected changes occur, the Fund may be able to offset the resulting adverse effect on its portfolio, in whole or in part, through the Options purchased. The risk assumed by the Fund in connec-tion with such transactions is limited to the amount of the premium and related transaction costs associated with the Option, although the Fund may be required to forfeit such amounts in the event that the prices of securities underlying the Options do not move in the direction or to the extent antici-pated.

  Foreign Securities. The Fund may invest in securities of non-U.S. issuers in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") or similar securities representing interests in the common stock of foreign issuers. Management intends to limit the Fund's investment in these types of securities, to 10% of the Fund's net assets. ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs are designed for use in European securities markets. The underlying securities are not always denominated in the same currency as the ADRs or EDRs. Although investment in the form of ADRs or EDRs facilitates trading in foreign securities, it does not mitigate the risks associated with investing in foreign securities.

  Investments in foreign securities incur higher costs than investments in U.S. securities, including higher costs in making securities transactions as well as foreign government taxes which may reduce the investment return of the Fund. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about indi-vidual companies, less market liquidity and political instability.

  Portfolio Transactions and Turnover. Portfolio securities transactions on behalf of the Fund are placed by the Manager with a number of brokers and dealers, including Salomon Smith Barney. Salomon Smith Barney has advised the Fund that in transactions with the Fund, Salomon Smith Barney charges a com-mission rate at least as favorable as the rate that Salomon Smith Barney charges its comparable unaffiliated customers in similar transactions.

  The Fund generally does not engage in short-term trading but intends to pur-chase securities for long-term growth. Accordingly, the Fund's annual portfo-lio turnover rate is not expected to exceed 100%.

  Year 2000. The investment management services provided to the Fund by the Manager and the services provided to shareholders by Salomon Smith Barney depend on the smooth functioning of their computer systems. Many computer soft-ware systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. The Manager and Salomon Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, the Manager has been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the Manager, Salomon Smith Barney or any other service provider will be successful, or that interaction with other non-comply-ing computer systems will not impair Fund services at that time.

VALUATION OF SHARES

  The net asset value per share of Class Z shares is determined as of the close of regular trading on the New York Stock Exchange, Inc. (the "NYSE"), on each day that the NYSE is open by dividing the value of the Fund's net assets attributable to Class Z by the number of shares of the Class outstanding. The per share net asset value of Class Z shares may be higher than those of other Classes because of the lower expenses attributable to Class Z shares.

  Generally, the Fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Trust's Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost whenever the Fund's Board of Trustees determines that amortized cost reflects fair value of those instruments. Further information regarding the Fund's valu-ation policies is contained in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES


 DIVIDENDS AND DISTRIBUTIONS

  The Fund's policy is to distribute dividends from net investment income and, net realized capital gains, if any, annually. The Fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary income and capital gains realized, in order to avoid a Federal excise tax liability. Unless a shareholder is eligible for qualified distributions, and has instructed that dividends and capital gain distributions be paid in cash and credited to their account, then any dividend or capital gain distribu-tion paid will automatically reinvest in additional shares of Class Z at net asset value, with no additional sales charge or CDSC.

 TAXES

  The following is a summary of the material federal tax considerations affect-ing the Fund and Fund shareholders. Qualified plan participants should consult their plan document or tax advisors about the tax consequences of participating in a Qualified Plan. Please refer to the SAI for further discussion. In addi-tion to the considerations described below and in the SAI, there may be other federal, state, local, and/or foreign tax applications to consider.

  The Fund will be treated as a separate taxpayer with the result that, for Federal income tax purposes, the qualification of the Fund as a regulated investment company under subchapter M of the Internal Revenue Code (the "Code") will be determined without regard to the qualification of the other funds of the Trust. The fund has qualified and intends to continue to qualify each year as a regulated investment company. In each taxable year that the Fund so quali-fies and meets certain distribution requirements, the Fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders. The Fund expects to distribute all of such income and gains each year.

  Provided that a Qualified Plan has not borrowed to finance its investment in the Fund, it will not be taxable on the receipt of dividends and distributions from the Fund.

  Dividends and interest received by the Fund from investing in foreign securi-ties may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Fund's foreign tax payments will reduce the amount of its dividends and distributions.

  The Fund is required to withhold ("backup withholding") 31% of all taxable dividends, capital gain distributions, and the proceeds of any redemption, regardless of whether gain or loss is realized upon the redemption, for share-holders who do not provide the Fund with a correct taxpayer identification num-ber (social security or employer identification number). Withholding from tax-able dividends and capital gain distributions also is required for shareholders who otherwise are subject to backup withholding. Any tax withheld as a result of backup withholding does not constitute an additional tax, and may be claimed as a credit on the shareholders' federal income tax return.

  Qualified plan participants should consult their plan document or tax advi-sors about the tax consequences of participating in a Qualified Plan.

PURCHASE, EXCHANGE AND REDEMPTION OF SHARES


  Purchases of the Fund's Class Z shares must be made in accordance with the terms of a Qualified Plan. Purchases are effected at the net asset value next determined after a purchase order is received by Salomon Smith Barney (the "trade date"). Payment is due to Salomon Smith Barney on the third business day (the "settlement date") after the trade date. Investors who make payment prior to the settlement date may designate a temporary investment (such as a money market fund of the Smith Barney Mutual Funds) for such payment until settlement date. The Fund reserves the right to reject any purchase order and to suspend the offering of shares for a period of time. There are no minimum investment requirements for Class Z shares; however, the Fund reserves the right to vary this policy at any time.

  Purchase orders received by the Fund or Salomon Smith Barney prior to the close of regular trading on the NYSE, currently 4:00 p.m., Eastern time, on any day that the Fund calculates its net asset value, are priced according to the net asset value determined on that day. See "Valuation of Shares."

  Qualified Plans may redeem their shares on any day the Fund calculates its net asset value. See "Valuation of Shares." Redemption requests received in proper form prior to the close of regular trading on the NYSE are priced at the net asset value per share determined on that day. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value as next determined. Shareholders acquiring Class Z shares through a Qual-ified Plan should consult the terms of their respective plans for redemption provisions.

  Holders of Class Z shares should consult their Qualified Plans for informa-tion about available exchange options.

PERFORMANCE

  From time to time the Fund may advertise its total return and average annual total return in advertisements and/or other types of sales literature. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distribu-tions on the reinvestment dates at prices calculated as stated in this Prospec-tus, then dividing the value of the investment at the end of the period so cal-culated by the initial amount invested and subtracting 100%. The standard aver-age annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

MANAGEMENT OF THE TRUST AND THE FUND

 BOARD OF TRUSTEES
  Overall responsibility for the management and supervision of the Trust rests with the Trust's Board of Trustees. The Trustees approve all significant agree-ments between the Trust and the persons and companies that furnish services to the Fund, including agreements with the Fund's distributor, investment manager, custodian and transfer agent. The day-to-day operations of the Fund are dele-gated to the Fund's investment manager. The SAI contains background information regarding each Trustee of the Trust and executive officers of the Fund.

 INVESTMENT MANAGER--MMC

  MMC is a registered investment adviser whose principal executive offices are located at 388 Greenwich Street, New York, New York 10013, and serves as the Fund's investment manager. MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world. Among these businesses are Citibank, Commercial Credit, Primerica Financial Services, Salomon Smith Barney, SSBC Asset Management, Travelers Life & Annuity, and Travelers Property and Casualty. MMC has been in the investment counseling business (through its predecessors) since 1968 and renders investment advice to a wide variety of individual, institutional and investment company clients that had aggregate assets under management as of September 30, 1998 in excess of $108 billion.

  Subject to the supervision and direction of the Trust's Board of Trustees, the Manager manages the Fund's portfolio in accordance with the Fund's stated invest-ment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities, and employs professional portfolio man-agers and securities analysts who provide research services to the Fund. For investment management services rendered, the Fund pays the Manager a monthly fee at the annual rate of 0.75% of the value of the Fund's average daily net assets.

  On October 8, 1998, Travelers Group, Inc. ("Travelers") and Citicorp consummated their merger creating a new entity called Citigroup. By approving the merger, the Federal Reserve Board approved Travelers, as the surviving entity, becoming a bank holding company subject to regulation under the Bank Holding Company Act of 1956, the requirements of the Glass-Steagall Act and certain other laws and regulations.
MMC does not believe that its compliance with the applicable law will have a material adverse effect on its ability to continue to provide the Fund with the same level of investment advisory services that it currently receives.

 PORTFOLIO MANAGEMENT
  Alan Blake, Vice President and Investment Officer of the Fund, is the portfo-lio manager and manages the day-to-day operations of the Fund, including making all investment decisions.

 DISTRIBUTOR

  CFBDS, Inc. is located at 21 Milk Street, Boston, MA 02109-5408 and serves as the Fund's distributor.

ADDITIONAL INFORMATION

  The Trust was organized on October 17, 1991 under the laws of the Common-wealth of Massachusetts and is a business entity commonly known as a "Massachu-setts business trust." The Trust offers shares of beneficial interest of sepa-rate funds with a par value of $.001 per share. The Fund offers shares of bene-ficial interest currently classified into five Classes--A, B, C, Y and Z. Each Class of the Fund represents an identical interest in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and pref-erences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges; if any, for each Class; (c) the distri-bution and/or service fees borne by each Class pursuant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The Trust's Board of Trustees does not anticipate that there will be any conflicts among the inter-ests of the holders of the different Classes. The Trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appro-priate action.

  The Fund does not hold annual shareholder meetings. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The Trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the Trust's outstanding shares and the Trust will assist shareholders in calling such a meeting as required by the 1940 Act.

  When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the Fund will be voted on a Fund-wide basis on all matters except matters affecting only the interests of one Class, in which case only shares of the affected Class would be entitled to vote.

  PNC Bank National Association, located at 17th and Chestnut Streets, Phila-delphia, Pennsylvania 19103, serves as custodian of the Fund's investments.

  First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent.

  The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the reporting period. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their accounts should contact their Salomon Smith Barney Financial Consul-tant or the Fund's Transfer Agent.

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




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




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

                                               SMITH BARNEY
                                               --------------------------------
                                               A Member of CitiGroup [LOGO]


                                                            SMITH BARNEY LARGE
                                                               CAPITALIZATION
                                                              GROWTH FUND

                                                           388 Greenwich Street
                                                       New York, New York 10013

                                                             FD 01306 11/98


PART B
Statement of Additional Information
The Statement of Additional Information
dated March 30, 1998, as filed in Post-
Effective Amendment No. 18 to the Trust's
Registration Statement on Form N-1A and amended on June 17, 1998,pursuant to Rule 497(e) is incorporated herein by reference.

PART  C
OTHER INFORMATION


Item 24.	Financial Statements and Exhibits

(a)  Financial Statements

	Smith Barney Intermediate Maturity California

Municipals Fund, Smith Barney Intermediate Maturity

New York Municipals Fund and Smith Barney Large

Capitalization Growth Fund Annual Reports for the fiscal year ended November 30, 1997 were filed on January 30, 1998 as Accession Number 91155-98-000062.
The Semi-Annual Reports for the above funds and Smith Barney
S&P 500 Index Fund were filed on September 2, 1998 as Accession Number 91155-98-549.


	Included in Part C:



(b)	Exhibits

	Unless otherwise noted, all references are to the Registrants
Registration Statement on Form N-1A (the Registration
Statement) as filed with the Securities and Exchange
Commission (SEC) on October 21, 1991 (File Nos.
33-43446 and 811-6444).

	(1)(a) Registrants Master Trust Agreement dated
October 17, 1991 and Amendments to the Master Trust
Agreement dated November 21, 1991 and July 30,1993, respectively, are incorporated by reference to Post-
Effective Amendment No. 4 to the Registration
Statement filed on January 28, 1994 (Post-Effective
Amendment No. 4).

	(b) Amendments to the Master Trust Agreement dated October 14, 1994 and November 7, 1994, respectively, are incorporated by reference to the Registration Statement filed on Form N-14 on January
6, 1995 (the N-14).

	(c) Amendments to the Master Trust Agreement dated July 20, 1995 and August 10, 1995 are incorporated by reference to Post-Effective Amendment
No. 9 to the Registration Statement filed on August
29, 1995 (Post-Effective Amendment No. 9).

	(d) Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post Effective Amendment No. 18 to the Registration
Statement filed on March 30, 1998 (Post-
Effective Amendment No, 18)

   	(e) Amendment No. 1 to the First Amended and Restated
Master Trust Agreement dated June 1, 1998 filed on June 26, 1998.

   	(f) Amendment No. 2 to the First Amended and Restated Master Trust Agreement dated October 16, 1998 is filed herein.

(2)  Registrants by-laws are incorporated by
reference to the Registration Statement.

	(3)  Not Applicable.

	(4) (a) Registrants form of stock certificate for Smith Barney S&P 500 Index Fund is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement filed on December 29, 1997.

	(b) Registrants form of stock certificate for Smith Barney Large Capitalization Growth Fund is incorporated by reference to Post-Effective Amendment
No.17 to the Registration Statement filed on February 20, 1998 (Post-Effective Amendment No. 17).


 	(c) Registrants form of stock certificate for Smith Barney Mid Cap Blend Fund is to be filed by amendment

	(5)(a)  Investment Advisory Agreement between
the Registrant and
Greenwich Street Advisors dated July 30, 1993 is incorporated by reference to Post-Effective Amendment
No. 3 to the Registration Statement filed on December
1, 1993 (Post-Effective Amendment No. 3).

	(b) Transfer of Investment Advisory Agreement dated November 7, 1994 between the Registrant on behalf of Smith Barney Intermediate Maturity
California Municipals Fund, Greenwich Street Advisors and Mutual Management Corp. is incorporated by reference to the N-14.

	(c)  Form of Transfer of Investment Advisory
Agreement for Smith Barney Limited Maturity
Municipals Fund, Smith Barney Intermediate Maturity
New York Municipals Fund and Smith Barney Limited
Maturity Treasury Fund is incorporated by reference to Post-Effective Amendment No. 6 to the Registration
Statement filed on January 27, 1995 (Post-Effective
Amendment No. 6).

	(d)  Form of Investment Advisory Agreement
between the Registrant on behalf of Smith Barney S&P
500 Index Fund and Travelers Investment
Management Company dated December 11, 1997 is incorporated by reference to Post Effective Amendment
No. 15 to the Registration Statement
filed on December 12, 1997.

	(e)  Form of Investment Management Agreement
between the Registrant on behalf of Smith Barney
Large Capitalization Growth Fund and Mutual
Management Corp.("MMC") (f/k/a Smith Barney Mutual Funds
Management Inc.) is incorporated by reference to Post-Effective Amendment No. 17 to the Registration
Statement filed on February 20,1998 (Post-Effective
Amendment No. 17)

(f)  Form of Investment Management Agreement
between Smith Barney Mid Cap Blend Fund and MMC.
is incorporated by reference to Post-Effective Amendment
No. 17 to the Registration Statement filed on February 20,1998
(Post-Effective Amendment No. 17)


	(6)(a)  Distribution Agreement between the
Registrant and Smith Barney Shearson Inc. dated July
30, 1993 is incorporated by reference to Post-
Effective Amendment No. 3.

	(b)  Form of Distribution Agreement between the
Registrant on behalf of Smith Barney S&P 500 Index
Fund and PFS Distributors is incorporated by reference to Post-Effective Amendment No. 10.

   	(c) Distribution Agreement between the Registrant and CFBDS, Inc. dated October 8, 1998 is filed herein.

	(7)  Not Applicable.

	(8)  Form of Custody Agreement with PNC Bank,
National Association, is incorporated by reference to Post-Effective Amendment No. 9.

	(9)(a)  Administration Agreement between the
Registrant on behalf of Smith Barney Intermediate
Maturity California Municipals Fund and Smith Barney
Advisers, Inc. (SBA) is incorporated by reference to the N-14.

	(b) Form of Administration Agreement between the Registrant on behalf of Smith Barney Limited
Maturity Municipals Fund and Smith Barney
Intermediate Maturity New York Municipals Fund and
SBA is incorporated by reference to Post-Effective
Amendment No. 6.

	(c) Form of Administration Agreement between the Registrant on behalf of Smith Barney S&P 500
Index Fund and Mutual Management Corp. is incorporated by reference to Post Effective Amendment
No. 15.

	(d)  Transfer Agency Agreement with First Data
Investor Services Group, Inc. is incorporated by reference to Post-Effective Amendment No. 3.

	(e)  Form of Sub-Transfer Agency Agreement
between the Registrant on behalf of Smith Barney S&P
500 Index Fund and PFS Shareholder Services is incorporated by reference to Post-Effective Amendment
No. 10.

	(10) Opinion of counsel regarding legality of shares being registered is incorporated by reference to Pre-
Effective Amendment No. 1 to the Registration
Statement filed on December 6, 1991.

	(11)  Not applicable.

	(12)  Not Applicable.

	(13) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. is incorporated by reference to Pre-Effective Amendment No. 1.

	(14)  Not Applicable.

	(15)(a)  Amended Service and Distribution Plan
pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Intermediate Maturity
California Municipals Fund and Smith Barney Inc. is incorporated by reference to the N-14.

	(b) Form of Amended Service and Distribution
Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Limited Maturity Municipals
Fund and Smith Barney Intermediate Maturity New York
Municipals Fund and Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 6.

	(c)  Form of Shareholder Services and
Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney S&P 500 Index
Fund is incorporated by reference to Post Effective
Amendment No. 15.

	(d) Form of Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Fund and Smith Barney Large Capitalization Growth
Fund is incorporated by reference to Post
Effective Amendment No. 17 to the Registration
Statement filed on February 20, 1998 (Post-Effective Amendment
No. 17).

	(e) Form of Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Fund and Smith Barney Large Capitalization Growth Fund is incorporated by reference to Post
Effective Amendment No. 17 to the Registration
Statement filed on February 20, 1998 (Post-Effective Amendment No.
17).

	(16)  Performance Data is incorporated by
reference to Post-Effective Amendment No. 2 to the Registration Statement filed on April 1, 1993.

   	(17)  Financial Data Schedule is filed herein.

	(18)(a) Plan adopted pursuant to Rule 18f-3(d) of the Investment Company Act of 1940, as amended, is incorporated by reference to Post-Effective Amendment
No. 10.


(b) Rule 18f-3(d) Multiple Class Plan of the Registrant filed on June 26, 1998 is incorporated by reference to Post-Effective Amendment No. 20.


Item 25.	Persons Controlled by or under Common
Control with Registrant

		None



Item 26.	Number of Holders of Securities

		(1)				(2)
	Title of Class
	Beneficial Interest par value
	Number of Record Holders
	$0.001 per share	as of

    November 9, 1998

	Intermediate Maturity California 	Class A  470
	Municipals Fund		      	Class L  95
						      Class Y   2

	Intermediate Maturity New York	Class A  1,047
	Municipals Fund			      Class L  110

Smith Barney S&P 500				Class A  2,630
	Index Fund		      		Class D   1

	Large Capitalization Growth Fund 	Class A  19,401
						      Class B  45,672
					      	Class L  14,704
						      Class Y  6

	Mid Cap Blend Fund 			Class A  2,306
							Class B  5,252
							Class L  3,280
							Class Y  1



Item 27.	Indemnification

	The response to this item is incorporated by reference to Pre-Effective Amendment No. 1.

Item 28(a).	Business and Other Connections of
Investment Adviser

Investment Adviser and Administrator - Mutual
Management Corp.("MMC") (f/k/a Smith Barney Mutual Funds
Management Inc.), was incorporated in December 1968 under the laws of the State of Delaware. MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc.
("Holdings"),(formerly known as Smith Barney Holdings
Inc.), which in turn is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). MMC is registered as an investment adviser under the Investment Advisers Act of 1940 (the Advisers Act) and has, through its predecessors, been in the investment counseling business since 1934. MMC serves as the Investment Adviser and Administrator for Smith Barney Intermediate Maturity California
Fund and Smith Barney Intermediate Maturity New York
Fund and Investment Manager for Smith Barney Large
Capitalization Growth Fund and Smith Barney Mid Cap Blend Fund.
MMC also serves as the administrator to the Smith Barney S&P 500
Index Fund.

The list required by this Item 28 of the officers and directors of MMC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officer and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by MMC pursuant to the Advisers Act (SEC File No. 801-
8314).

Investment Adviser - Travelers Investment Management
Company. (TIMCO). TIMCO serves as the investment adviser for Smith Barney S&P 500 Index Fund pursuant to a written agreement (the Advisory Agreement). TIMCO was incorporated on August 31, 1967 under the laws of the State of Connecticut. TIMCO is a wholly owned subsidiary of Holdings, which in turn is a wholly owned subsidiary of Citigroup.
TIMCO is registered as an investment adviser under the Investment Advisers Act of 1940 (the Advisers
Act) since 1971 and has, through its predecessors, been in the investment counseling business since
1967.

 The list required by this Item 28 of the officers and directors of TIMCO together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBA pursuant to the Advisers Act (SEC File No.801-07212).

Item 29.	Principal Underwriters
(a) CFBDS, the Registrant's Distributor, is also the distributor for the following Smith Barney funds: Concert Investment Series, Consulting Group Capital Markets Funds, Global Horizons Investment Series (Cayman Islands), Greenwich Street California Municipal Fund Inc., Greenwich Street Municipal Fund Inc., Greenwich Street Series Fund, High Income Opportunity Fund Inc., The Italy Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio II Inc., Managed Municipals Portfolio Inc. Municipal High Income Fund Inc., Puerto Rico Daily Liquidity Fund Inc., Puerto Rico Equity Index and Income Fund Inc., Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc.
Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Concert Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Intermediate Municipal Fund, Inc., Smith Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Fund, Inc., Smith Barney Municipal Money Market Fund, Inc., Smith Barney Natural Resources Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Smith Barney Worldwide Special Fund N.V. (Netherlands Antilles), Travelers Series Fund Inc., The USA High Yield Fund N.V.(Netherlands Antilles), Worldwide Securities Limited (Bermuda), Zenix Income Fund Inc. and various series of unit investment trusts.

In addition, CFDBS is also the distributor for CitiFunds(SM) International Growth & Income Portfolio, CitiFunds(SM) International Growth Portfolio, CitiFunds(SM) Intermediate Income Portfolio, CitiFunds(SM) Short-Term U.S. Government Income Portfolio, CitiFunds(SM) Large Cap Growth Portfolio, CitiFunds(SM) Cash Reserves, CitiFunds(SM) U.S. Treasury Reserves, CitiFunds(SM) Premium U.S. Treasury Reserves, CitiFunds(SM) Premium Liquid Reserves, CitiFunds(SM) Tax Free Reserves, CitiFunds(SM) California Tax Free Reserves, CitiFunds(SM) Connecticut Tax Free Reserves, CitiFunds(SM) New York Tax Free Reserves, CitiFunds(SM) Balanced Portfolio, CitiFunds(SM) Small Cap Value Portfolio, CitiFunds(SM) Growth & Income Portfolio, CitiFunds(SM) Small Cap Growth Portfolio, CitiFunds(SM) National Tax Free Income Portfolio, CitiFunds(SM) New York Tax Free Income Portfolio, CitiFunds(SM) California Tax Free Income Portfolio, CitiSelect(R) VIP Folio 200, CitiSelect(R) VIP Folio 300, CitiSelect(R) VIP Folio 400, CitiSelect(R) VIP Folio 500, CitiFunds(SM) Small Cap Growth VIP Portfolio, CitiSelect(R) Folio 200, CitiSelect(R) Folio 300, CitiSelect(R) Folio 400, and CitiSelect(R) Folio 500. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.

	In addition, CFBDS is also the distributor for the following Salomon Brothers funds: Salomon Brothers Opportunity Fund Inc., Salomon Brothers Investors Fund Inc., Salomon Brothers Capital Fund Inc.,
Salomon Brothers Series Funds Inc., Salomon Brothers Institutional Series Funds Inc., Salomon Brothers Variable Series Funds Inc.


(b)	The information required by this Item 29 with respect to
each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

(c)	Not applicable


Item 30.	Location of Accounts and Records

The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

	NAME						ADDRESS

	Mutual Management Corp.			388 Greenwich Street, 22nd
Floor
	(Investment Adviser and Administrator)	New York, NY 10013

TIMCO						One Tower Square
(Investment Adviser to the		Hartford, CT 06183
	Smith Barney S&P 500 Index Fund)

CFBDS, Inc.					21 Milk Street, 5th Floor
	(Distributor)				Boston, MA   02109

	PNC Bank, National Association 	17th and Chestnut
Streets
(Custodian) 				Philadelphia, PA 19103

First Data Investor Services Group Inc.  	One Exchange
Place,
(Transfer Agent) 				Boston, MA    02109



Item 31.	Management Services

		Not Applicable

Item 32.	Undertakings

(a)	Not applicable.

(b)	Not applicable

(c)	Registrant undertakes to furnish each person to whom a
prospectus is delivered with a copy of Registrant's latest report to shareholders, upon request and without charge.


485 (b) Certification

	The Registrant hereby certifies that it meets all requirements for effectiveness pursuant to Rule
485(b) under the Securities Act of 1933, as amended.


SIGNATURES

	Pursuant to the requirements of the Securities
Act of 1933, and the Investment Company Act of 1940,
the Registrant, SMITH BARNEY INVESTMENT TRUST, has
duly caused this registration statement to be signed
on its behalf by the undersigned, thereto duly
authorized in the City of New York, in the State of
New York on the     12th day of November, 1998.

				SMITH BARNEY INVESTMENT TRUST

					/s/Heath B. McLendon
					Heath B. McLendon,
Chief Executive Officer

	Pursuant to the requirements of the Securities
Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature			Title					Date
/s/Heath B. McLendon	Chairman of the Board		   11/12/98
Heath B. McLendon		(Chief Executive Officer)
				and President

/s/Lewis E. Daidone	Treasurer			      11/12/98
Lewis E. Daidone		(Chief Financial and
			Accounting Officer)

/s/Herbert Barg*			Trustee		      11/12/98
Herbert Barg

/s/Alfred J. Bianchetti*	Trustee		      11/12/98
Alfred J. Bianchetti

/s/Martin Brody*			Trustee		       11/12/98
Martin Brody

/s/Dwight B. Crane*		Trustee		       11/12/98
Dwight B. Crane

/s/Burt N. Dorsett*		Trustee		       11/12/98
Burt N. Dorsett

/s/Elliot S. Jaffe*		Trustee		      11/12/98
Elliot S. Jaffe

/s/Stephen E. Kaufman*		Trustee		      11/12/98
Stephen E. Kaufman

/s/Joseph J. McCann*		Trustee		      11/12/98
Joseph J. McCann

/s/Cornelius C. Rose, Jr.*	Trustee		      11/12/98
Cornelius C. Rose, Jr.

_____________________________________________________________________
* Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated January 27, 1995.

/s/ Heath B. McLendon
Heath B. McLendon



Exhibit Index

Exhibit 1 (c) Amendment No. 2 to the First Amended and Restated Master Trust Agreement dated October 16, 1998.

Exhibit 6 (b) Distribution Agreement between the Registrant
		and CFBDS, Inc. dated October 8, 1998, filed herein.

Exhibit 27 Financial Data Schedule